Average Annual Total Returns (Vanguard Mega Cap Growth Index Fund Institutional)	Vanguard Mega Cap Growth Index Fund Vanguard Mega Cap Growth Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Mega Cap Growth Index Fund Vanguard Mega Cap Growth Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Mega Cap Growth Index Fund Vanguard Mega Cap Growth Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	CRSP US Mega Cap Growth Index Vanguard Mega Cap Growth Index Fund Vanguard Mega Cap Growth Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	MSCI US Large Cap Growth Index Vanguard Mega Cap Growth Index Fund Vanguard Mega Cap Growth Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Spliced Mega Cap Growth Index Vanguard Mega Cap Growth Index Fund Vanguard Mega Cap Growth Index Fund - Institutional Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.48%	32.02%	18.69%	31.26%	32.59%	32.64%
Five Years	19.93%	19.64%	16.30%	none	20.03%	20.04%
Since Inception	9.59%	9.33%	7.64%		9.66%	9.67%